Document Information	Nov. 14, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Amendment	false
CIK	0001770236
Registrant Name	MOVING iMAGE TECHNOLOGIES, INC.
Period End Date	Feb. 13, 2024